Equity Investments	12 Months Ended
Mar. 31, 2025
Investments, All Other Investments [Abstract]
Equity Investments
9 - Equity Investments
A summary of the components of equity investments is as follows:

	As of
(in millions)	March 31, 2025	March 31, 2024
Equity method investments under fair value option	$300	$573
Equity investment in publicly listed company	98	—
Equity method investments under equity method	16	11
Non-marketable equity securities	151	157
Total equity investments	$565	$741
Income (loss) from equity investments, net is as follows:

	Fiscal Year Ended March 31,
(in millions)	2025	2024	2023
Equity investment in publicly listed company	$43	$—	$—
Equity method investments (1)	(274)	(17)	(41)
Non-marketable equity securities (includes NAV)	(6)	(3)	(4)
Total income (loss) from equity investments, net	$(237)	$(20)	$(45)
(1)Includes equity method investments where the Company elected the fair value option, including those under the net asset value (“NAV”) practical expedient, along with investments accounted for under the equity method.
Equity Method Investments
Details of the Company’s equity method investments as of March 31, 2025 are as follows:
Investments under equity method of accounting:

Name	Ownership Interest %
Arm IOT Fund LP (Taiwan)	25.8%
Accelerator Advisory Limited(1)	16.1%
HOPU-ARM Holding Company Limited(2)	10.0%
DeepTech Labs Fund 1 LP	37.5%
Socratic Partners I LP	7.3%
Maverick Silicon Fund, L.P.	3.0%
(1)    The Company’s investment in Accelerator Advisory Limited entitles the Company representation on the board of directors by virtue of the right to appoint one of four members of the board of directors. Accordingly, the Company has the ability to exercise significant influence over the operating and financial policies of Accelerator Advisory Limited.
(2)    The Company’s investment in HOPU-ARM Holding Company Limited entitles the Company to a 10% equity interest in HOPU-ARM Holding Company Limited and representation on the board of directors by virtue of the right to appoint one of three members of the board of directors. Accordingly, the Company has the ability to exercise significant influence over the operating and financial policies of HOPU-ARM Holding Company Limited.
Investments in a limited liability company that maintains a specific ownership or limited partnerships which the Company has more than virtually no influence (i.e., at least 3% to 5% ownership) over the investee are accounted for using the equity method.
Investments where fair value option elected (including those under the NAV practical expedient):

Name	Ownership Interest %
Acetone Limited	10.0%
Ampere Computing Holdings LLC (“Ampere”)	6.5%
China Walden Ventures Investments II, L.P. —NAV	7.5%
China Walden Ventures Investments III, L.P. —NAV	8.1%
HOPU-ARM Innovation Fund, L.P. —NAV	5.1%
Catapult Ventures I, L.P. —NAV	18.1%
The Company elected the fair value option to account for certain equity method investments in Acetone Limited and Ampere. See discussion below, along with Note 12 - Fair Value, for further information.
For the fiscal years ended March 31, 2025, 2024, and 2023, income (loss) from equity method investments not accounted under the fair value option or the NAV practical expedient was immaterial.
The Company holds equity method investments in funds accounted for under the fair value option that apply the NAV practical expedient. The estimated fair values of the Company’s equity securities at fair value that qualify for the NAV practical expedient were provided by the funds based on the indicated market values of the underlying assets or investment portfolios. As of March 31, 2025 and 2024, the carrying value of equity method investments under the fair value option measured at NAV was $100.3 million and $106.2 million, respectively.
For the fiscal years ended March 31, 2025, 2024, and 2023, the Company recognized losses from changes in fair value of $6.0 million, $2.8 million, and $1.7 million, respectively, for equity method investments accounted for under the NAV practical expedient. Changes in fair value are recorded through income (loss) from equity investments, net in the Consolidated Income Statements.
Acetone Limited
As of March 31, 2025 and 2024, the carrying value of the Company’s equity method investment in Acetone Limited was $56.5 million and $76.5 million, respectively. For the fiscal years ended March 31, 2025, 2024, and 2023, the Company recognized fair value losses with respect to its investment in Acetone Limited of $20.0 million, $15.9 million and $16.0 million, respectively, in income (loss) from equity investments, net in the Consolidated Income Statements.
Ampere
On March 19, 2025, SoftBank Group announced that it entered into an agreement to acquire all of the outstanding equity interests of Ampere. SoftBank Group expects the transaction to close in the second half of 2025, subject to customary closing conditions and regulatory approvals. In connection with SoftBank Group’s acquisition of Ampere, the Company, as a minority shareholder of Ampere, entered into an amendment to the Ampere LLC Agreement and provided a consent to the transaction. The Company expects to receive approximately $140 million in gross proceeds for its equity interest in Ampere, which resulted in a $246.4 million fair value loss, and full repayment of the outstanding balance of the convertible promissory note with Ampere.
As of March 31, 2025 and 2024, the carrying value of the Company’s equity method investment in Ampere was $143.4 million and $389.8 million, respectively. For the fiscal years ended March 31, 2025, 2024, and 2023, the Company recognized fair value losses with respect to its investment in Ampere of $246.4 million, $0.0 million and $26.3 million, respectively, in income (loss) from equity investments, net in the Consolidated Income Statements.
As of March 31, 2025 and 2024, the outstanding balance of the convertible promissory note with Ampere was $33.8 million and $32.4 million, respectively, in other non-current assets on the Consolidated Balance Sheets. The Company’s maximum exposure to loss is the amounts invested in, and advanced to, Ampere as of March 31, 2025.
Equity investment in publicly listed company
In June 2024, the Company purchased $35.3 million of Raspberry Pi Holdings plc’s (“Raspberry Pi”) ordinary shares in the initial public offering of Raspberry Pi, which is now a publicly listed company. As of March 31, 2025, the carrying value for this equity investment was $97.9 million, which included a pre-initial public offering investment carrying value of $20.0 million classified as non-marketable equity securities as of March 31, 2024. For the fiscal year ended March 31, 2025, the Company recognized fair value gains with respect to its investment in Raspberry Pi of $42.6 million in income (loss) from equity investments, net in the Consolidated Income Statements.
Non-marketable Equity Securities
Non-marketable securities are those for which the Company does not have significant influence or control. These represent either direct or indirect, through a capital fund, investments in unlisted early-stage development enterprises which are generating value for shareholders through research and development activities. The Company holds equity interests in certain funds which are accounted for under the NAV practical expedient. As of March 31, 2025 and 2024, the carrying value of assets measured at NAV was $15.7 million and $17.8 million, respectively. For the fiscal years ended March 31, 2025, 2024 and 2023, the Company recognized gains and (losses) of $(2.2) million, $0.5 million, and $(10.5) million, respectively, from changes in fair value for non-marketable securities accounted for under the NAV practical expedient.
Historically, the Company had an unrecognized trade receivable with a customer given the collectability of substantially all of the consideration was not probable. In the fiscal year ended March 31, 2024, the Company invested in non-marketable preferred stock from the customer in exchange for the conversion of the trade receivables for $4.6 million. Currently, the Company does not recognize any revenue and receivables due to not meeting the collectability criterion under ASC 606, Revenue from Contracts with Customers. The Company does not have significant influence or control over the customer and elected to apply the measurement alternative for this investment.
In June 2023, the Company entered into a subscription letter with a subsidiary of SoftBank Vision Fund L.P. (“SoftBank Vision Fund”) and Kigen (UK) Limited (“Kigen”), an entity of which SoftBank Vision Fund indirectly owned 85% of the share capital on a fully diluted basis with the remainder comprising management incentives. Pursuant to the subscription letter, the Company and this subsidiary of SoftBank Vision Fund each invested $10.0 million paid in cash in exchange for preference shares of Kigen. During the fiscal year ended March 31, 2025, the Company invested another $5.0 million in cash in exchange for preference shares of Kigen. As of March 31, 2025, the carrying value of the Company’s preference shares of Kigen was $15.0 million. The preference shares are convertible into common shares of Kigen and are entitled to full dividends, distribution and voting rights. The Company does not have significant influence or control over Kigen and elected to apply the measurement alternative for this investment.
The Company elected to apply the measurement alternative to all other non-marketable equity securities. Under the measurement alternative, these equity securities are recorded at cost minus impairment, if any, plus or minus changes resulting from qualifying observable price changes in orderly transactions.
The components of gains and (losses), which primarily include unrealized gains and losses on non-marketable securities inclusive of those measured under the NAV practical expedient, are as follows:

	Fiscal Year Ended March 31,
(in millions)	2025	2024	2023
Observable price adjustments on non-marketable equity securities (includes NAV)	$(2)	$—	$4
Impairment of non-marketable equity securities	(4)	(3)	(8)
Total income (loss) from equity investments in non-marketable securities, net	$(6)	$(3)	$(4)
All equity method investments held by the Company are considered long-term to enable ecosystem growth and are non-current assets. For the fiscal years ended March 31, 2025, 2024 and 2023, the Company recognized $7.5 million, $5.2 million, and $1.0 million, respectively, in dividends from equity investments measured using the NAV practical expedient. The total amount of financial commitments to existing investees of the Company not provided for in the consolidated financial statements was $28.1 million and $19.9 million as of March 31, 2025 and 2024, respectively.